Intangible Assets, net	12 Months Ended
May 31, 2023
Intangible Assets, net
Intangible Assets, net

Note 4. Intangible Assets, net

Intangible assets were as follows:

(in thousands)	May 31, 2023	May 31, 2022
Leronlimab (PRO 140) patent	$3,500	$3,500
Website development costs	20	20
Gross carrying value	3,520	3,520
Accumulated amortization, net of impairment	(3,520)	(3,388)
Total intangible assets, net	$—	$132

Amortization expense related to the intangible assets for the fiscal years ended May 31, 2023 and 2022 was approximately $0.1 million and $0.7 million, respectively.

In November 2018, the Company completed the acquisition of substantially all the assets of ProstaGene, LLC (“ProstaGene”) which included patents related to clinical research, a proprietary CCR5 algorithm technology for early cancer diagnosis, and a noncompetition agreement with ProstaGene’s founder and Chief Executive Officer, Richard G. Pestell. The Company accounted for the ProstaGene acquisition as an asset acquisition under ASC 805-10-55, Business Combinations. In March 2021, the Company concluded an arbitration hearing concerning a claim by ProstaGene for approximately 3.1 million shares of common stock that the Company had withheld for damages incurred by the Company in connection with the purchase of the proprietary algorithm as part of the ProstaGene acquisition. Based on the information revealed during the arbitration, the Company concluded that the algorithm’s value is fully impaired; the Company recorded an intangible asset impairment charge of approximately $10.0 million during the quarter ended February 28, 2021, resulting from the write-off of the allocated purchase price of $12.2 million and $2.2 million of associated accumulated amortization. In May 2022, in connection with an employment dispute with Dr. Pestell, the Company reached a settlement agreement with Dr. Pestell in which the Company agreed, among other things, to transfer all rights to intangible assets that were acquired as part of the ProstaGene transaction in 2018. The Company recorded a $0.8 million non-cash charge, representing the remaining carrying amount of the ProstaGene patent, as part of legal settlement expense in its consolidated statements of operations in connection with this transfer of assets for the fiscal year ended May 31, 2022.

As of May 31, 2023, the Company fully amortized all intangible assets in the form of patents attributable to the leronlimab acquisition.